Income Taxes - Summary of (Loss) Income Before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
United Kingdom	$ 942	$ 5,955	$ (4,033)
Foreign	(3,321)	(5,518)	(12,838)
(Loss) income before income taxes	$ (2,379)	$ 437	$ (16,871)